EIP RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Equipment Installment Plan Receivables

The following table summarizes the unbilled EIP receivables:

	As of December 31, 2018	As of December 31, 2017
EIP receivables, gross	$50,072	$36,311
Unamortized imputed discount	(3,784)	(2,600)

EIP receivables, net of unamortized imputed discount	$46,288	$33,711

Allowance for doubtful accounts	(2,907)	(1,722)

EIP receivables, net	$43,381	$31,989

Classified on the balance sheet as:	As of December 31, 2018	As of December 31, 2017
EIP receivables, net	$22,165	$17,190
Long-term EIP receivables	21,216	14,799

EIP receivables, net	$43,381	$31,989

Equipment Installment Plan Receivables Credit Categories

The balances of EIP receivables on a gross basis by credit category as of the periods presented were as follows:

	As of December 31, 2018	As of December 31, 2017
Prime	$33,161	$25,869
Subprime	16,911	10,442

Total EIP receivables, gross	$50,072	$36,311

Carrying Amount of Unbilled EIP Receivables

The following table shows changes in the aggregate net carrying amount of the unbilled EIP receivables:

	December 31, 2018	December 31, 2017
Beginning balance of EIP receivables, net	$31,989	$32,984
Additions	111,028	74,385
Billings and payments	(42,671)	(36,243)
Sales of EIP receivables	(52,308)	(39,079)
Foreign currency translation	(2,288)	845
Change in allowance for doubtful accounts and imputed discount	(2,369)	(903)

Total EIP receivables, net	$43,381	$31,989

Summary of Impact of Sales of EIP receivables

The following table summarizes the impact of the sales of the EIP receivables in the years ended December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
EIP receivables derecognized	$52,308	$39,079
Cash proceeds	(44,792)	(34,544)
Reversal of unamortized imputed discount	(3,941)	(2,638)
Reversal of allowance for doubtful accounts	(2,396)	(1,385)

Pre-tax loss on sales of EIP receivables	$1,179	$512